UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post__  San Rafael, California   April 26, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      31
Form 13F Information Table Value Total:       $156,814


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AVERY DENNISON CORPORATION     COM              053611109     9133     217650 SH       DEFINED                   0       0    217650
WR BERKLEY CORP                COM              084423102     3952     122700 SH       DEFINED                   0       0    122700
BERKSHIRE HATHAWAY INC DEL        CLASS A       084670108     1504         12 SH       DEFINED                   0       0        12
BROWN FORMAN INC CL B          COM              115637209     8066     118100 SH       DEFINED                   0       0    118100
CH ROBINSON WORLDWIDE INC      COM              12541W209    10424     140614 SH       DEFINED                   0       0    140614
CME GROUP INC                  COM              12572Q105      549       1820 SH       DEFINED                   0       0      1820
CENOVUS ENERGY INC             COM              15135U109     7273     184700 SH       DEFINED                   0       0    184700
DENTSPLY INTL INC              COM              249030107     8691     234945 SH       DEFINED                   0       0    234945
ENERGIZER HOLDINGS INC         COM              29266R108     8543     120050 SH       DEFINED                   0       0    120050
EXPEDITORS INTL WASH INC       COM              302130109    11552     230354 SH       DEFINED                   0       0    230354
FASTENAL COMPANY               COM              311900104     8669     133725 SH       DEFINED                   0       0    133725
FIRST AMERICAN FINANCIAL       COM              31847R102     5325     322700 SH       DEFINED                   0       0    322700
FOREST LABS INC CL A           COM              345838106      478      14810 SH       DEFINED                   0       0     14810
GENTEX CORP                    COM              371901109    10391     343500 SH       DEFINED                   0       0    343500
GRACO INC                      COM              384109104     9810     215650 SH       DEFINED                   0       0    215650
INTUIT INC                     COM              461202103     1040      19580 SH       DEFINED                   0       0     19580
MASTERCARD INC- CLASS A        COM              57636Q104     1148       4560 SH       DEFINED                   0       0      4560
MCMORAN EXPLORATION CO         COM              582411104     1771     100000 SH       DEFINED                   0       0    100000
OCCIDENTAL PETROLEUM           COM              674599105      784       7500 SH       DEFINED                   0       0      7500
PFIZER INC                     COM              717081103      691      34030 SH       DEFINED                   0       0     34030
PRICELINE COM INC              COM              741503403      580       1145 SH       DEFINED                   0       0      1145
QUALCOMM INC                   COM              747525103      976      17805 SH       DEFINED                   0       0     17805
ROCKWELL COLLINS INC           COM              774341101    10995     169601 SH       DEFINED                   0       0    169601
ROGERS CORPORATION             COM              775133101    11179     248100 SH       DEFINED                   0       0    248100
ROLLINS INC                    COM              775711104     2122     104525 SH       DEFINED                   0       0    104525
SRS LABS INC                   COM              78464M106      242      28335 SH       DEFINED                   0       0     28335
SUNCOR ENERGY INC NEW          COM              867224107      328       7314 SH       DEFINED                   0       0      7314
TECHNE CORPORATION             COM              878377100    10078     140770 SH       DEFINED                   0       0    140770
VERISK ANALYTICS INC CL A      COM              92345Y106     4071     124265 SH       DEFINED                   0       0    124265
YAHOO! INC                     COM              984332106      400      23985 SH       DEFINED                   0       0     23985
NOBLE CORP                     COM              H5833N103     6049     132600 SH       DEFINED                   0       0    132600